Average Annual Total Returns - Retail Class - Transamerica Short-Term Bond	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	ICE BofAML U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofAML U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes) 10 Years	ICE BofAML U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	0.73%	2.31%	2.37%		Nov. 01, 2007	(0.08%)	1.40%	1.33%		0.42%	1.36%	1.38%		1.47%	2.04%	1.85%		Nov. 01, 2007	3.51%	3.06%	2.85%		Nov. 30, 2009	3.61%	3.16%		2.71%	May 29, 2015	3.34%	2.23%	1.63%	1.98%